Credit Risk - Summary of Balances with Other Banco Santander Companies (Parenthetical) (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Santander UK Group Holdings plc [member] | Top of Range [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities allocated to other countries	£ 100,000,000	£ 100,000,000